Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowings [Line Items]
Interest expenses	$ 3,666	$ 3,809	$ 3,476
Weighted average interest rates	4.45%	4.89%	4.98%
SunCar Online [Member]
Borrowings [Line Items]
Bank borrowings	$ 54,015	$ 35,234
Shengda Automobile [Member]
Borrowings [Line Items]
Bank borrowings	$ 5,211	$ 8,047